Document And Entity Information	Aug. 03, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Current Report”) amends the Current Report on Form 8-K filed by Sarcos Technology and Robotics Corporation (the “Company”) with the Securities and Exchange Commission (the “SEC”) on July 12, 2023 (the “Original Report”) and is being filed in order to update the Company’s disclosure under Item 2.05 of the Original Report. The Original Report otherwise remains unchanged.
Document Period End Date	Aug. 03, 2023
Entity Registrant Name	Sarcos Technology and Robotics Corporation
Entity Central Index Key	0001826681
Entity Emerging Growth Company	true
Securities Act File Number	001-39897
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2838301
Entity Address, Address Line One	650 South 500 West, Suite 150
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	(888)
Local Phone Number	927-7296
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	STRC
Security Exchange Name	NASDAQ
Redeemable Warrant Member
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Common Stock at an exercise price of $69.00 per share
Trading Symbol	STRCW
Security Exchange Name	NASDAQ